Employee Retirement and Other Benefits - Changes in Benefit Obligations and Related Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Amendments and benefit changes					$ (91)
Current liabilities	(187)		(188)
Long-term liabilities	(8,126)		(11,864)
Unrealized prior service (cost) credit	(3,041)	[1]	2,777	[1]	3,043	[1]
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of period	34,837		31,980
Service cost	368		324		263
Interest cost	1,343		1,514		1,525
Employee contributions	10		10
Amendments and benefit changes	(218)		25
Remeasurement effect related to curtailment and plan amendment	(570)
Actuarial (gain) loss	61		(98)
Discount rate change	(2,135)		3,174
Benefits paid	(2,191)		(2,262)
Special early retirement programs	1		1
Other, primarily currency translation	(400)		169
Benefit obligations at end of period	31,106		34,837		31,980
Fair value of plan assets at beginning of period	25,972		25,444
Actual return on plan assets	1,640		2,378
Employee contributions	10		10
Company contributions -to pension trust	552		237
Company contributions -directly to pay benefits	32		17
Amendments and benefit changes			17
Remeasurement effect related to curtailment and plan amendment	(17)
Benefits paid	(2,191)		(2,262)
Other, primarily currency translation	(344)		131
Fair value of plan assets at end of period	25,654		25,972		25,444
Funded status of plans	(5,452)		(8,865)
Prepaid expense and other assets	137		114
Current liabilities	(11)		(1)
Long-term liabilities	(5,578)		(8,978)
Total	(5,452)		(8,865)
Unrealized actuarial net loss and other	(3,529)		(6,378)
Unrealized prior service (cost) credit	(103)		(10)
Total	(3,632)		(6,388)
Accumulated benefit obligation ("ABO") at December 31	31,049		34,432
ABO	25,715		33,938
Fair value of plan assets	20,160		25,363
PBO	25,749		34,343
Fair value of plan assets	20,160		25,363
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of period	3,073		2,729
Service cost	30		24		21
Interest cost	120		135		141
Amendments and benefit changes	(1)		(7)
Actuarial (gain) loss	(12)		68
Discount rate change	(281)		299
Benefits paid	(172)		(189)
Other, primarily currency translation	(33)		14
Benefit obligations at end of period	2,724		3,073		2,729
Company contributions -directly to pay benefits	172		189
Benefits paid	(172)		(189)
Funded status of plans	(2,724)		(3,073)
Current liabilities	(176)		(187)
Long-term liabilities	(2,548)		(2,886)
Total	(2,724)		(3,073)
Unrealized actuarial net loss and other	(527)		(854)
Unrealized prior service (cost) credit	10		52
Total	$ (517)		$ (802)

[1]	Net of $177 million of income tax expense, $5 million of income tax benefit and $0 taxes for the years ended December 31, 2013, 2012 and 2011, respectively.